Property, Plant, and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Consolidated
	30 June 2023	30 June 2022
	$	$

Leasehold improvements - at cost	55,735	55,735
Less: Accumulated depreciation	(55,735)	(44,691)
	-	11,044

Office equipment - at cost	431,058	229,005
Less: Accumulated depreciation	(278,572)	(145,282)
	152,486	83,723

	152,486	94,767

Schedule of Written Down Values at the Beginning and End of the Current Financial Year	Reconciliations of the written down values at the beginning and end of the current financial year are set out below:
	Office	Leasehold
	equipment	improvements	Total
	$	$	$
Consolidated
Balance at 1 July 2022	83,723	11,044	94,767
Additions	67,483	-	67,483
Net additions through business combinations (Note 4)	104,074	-	104,074
Depreciation expense	(102,794)	(11,044)	(113,838)
Balance at 30 June 2023	152,486	-	152,486